OIL AND NATURAL GAS SALES (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OIL AND NATURAL GAS SALES
Oil and natural gas sales	CAD 882,126	CAD 1,052,382	CAD 1,849,312
Royalties	(159,394)	(167,990)	(323,118)
Oil and natural gas sales, net of royalties	CAD 722,732	CAD 884,392	CAD 1,526,194